Acquisitions and Dispositions - Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 08, 2014
Business Acquisition [Line Items]
Goodwill	$ 2,052,728		$ 2,011,278	$ 2,068,664
ITC [Member]
Business Acquisition [Line Items]
Cash		$ 1,058
Accounts receivable		33,173
Inventory		94,400
Other current assets		1,743
Property, plant and equipment		177,668
Goodwill		29,522
Other intangible assets		130,900
Other assets		1,287
Total assets acquired		469,751
Current liabilities		39,633
Total liabilities assumed		39,633
Net assets acquired		$ 430,118
Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Cash					$ 48,957
Accounts receivable					82,291
Inventory					101,692
Other current assets					5,117
Property, plant and equipment					483,007
Goodwill					94,737
Other intangible assets					67,150
Other assets					2,529
Total assets acquired					885,480
Current liabilities					104,315
Long-term debt					2,093
Total liabilities assumed					106,408
Net assets acquired					$ 779,072